CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 4,007,642	$ 513,701	$ 3,913,027	$ 1,990,138
Interest income	3,214,327	412,014	2,518,198	965,627
Other income	392,058	50,254	684,095	355,057
Total revenues	7,614,027	975,969	7,115,320	3,310,822
Costs
Brokerage commission and handling charge expenses	(329,789)	(42,273)	(572,159)	(361,486)
Interest expenses	(292,503)	(37,493)	(376,902)	(185,090)
Processing and servicing costs	(373,840)	(47,919)	(257,003)	(149,378)
Total costs	(996,132)	(127,685)	(1,206,064)	(695,954)
Total gross profit	6,617,895	848,284	5,909,256	2,614,868
Operating expenses
Research and development expenses	(1,222,077)	(156,646)	(805,325)	(513,283)
Selling and marketing expenses	(895,772)	(114,820)	(1,392,070)	(385,320)
General and administrative expenses	(931,144)	(119,354)	(529,048)	(248,404)
Total operating expenses	(3,048,993)	(390,820)	(2,726,443)	(1,147,007)
Others, net	(210,295)	(26,956)	2,478	(17,238)
Income before income tax expenses and share of loss from equity method investments	3,358,607	430,508	3,185,291	1,450,623
Income tax expenses	(413,962)	(53,062)	(375,081)	(124,793)
Share of loss from equity method investments	(17,752)	(2,275)		(307)
Net income	2,926,893	375,171	2,810,210	1,325,523
Attributable to:
Ordinary shareholders of the Company	2,926,944	375,178	2,810,210	1,325,523
Non-controlling interest	(51)	(7)
Net income	2,926,893	375,171	2,810,210	1,325,523
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(123,840)	(15,874)
Foreign currency translation adjustment | $	(123,822)		71,020	9,420
Total comprehensive income	2,803,086	359,302	2,881,230	1,334,943
Attributable to:
Ordinary shareholders of the Company	2,803,086	359,302	2,881,230	1,334,943
Non-controlling interests	(33)	(5)
Total comprehensive income	$ 2,803,053	$ 359,297	$ 2,881,230	$ 1,334,943
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 2.57	$ 0.33	$ 2.34	$ 1.28
Diluted | (per share)	$ 2.54	$ 0.33	$ 2.30	$ 1.26
Weighted average number of ordinary shares used in computing net income per share
Basic	1,139,377,763	1,139,377,763	1,200,912,670	1,036,865,727
Diluted	1,151,021,697	1,151,021,697	1,219,672,508	1,050,143,014
ADS
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 20.55	$ 2.63	$ 18.72	$ 10.23
Diluted | (per share)	$ 20.34	$ 2.61	$ 18.43	$ 10.10